Form N-1A Supplement	Oct. 14, 2025
YieldMaxTM MSTR Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated February 28, 2025

Effective immediately, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.